Finance Costs	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance Costs
NOTE 22 - FINANCE COSTS

	Year Ended December 31,

	2021	2020	2019

Interest on loans and borrowings (Note 12)	$1,179,234	$1,272,512	$918,682

Interest on convertible debentures (Note 14)	5,740,346	4,410,206	2,130,247

Interest on lease liabilities (Note 8)	137,245	350,792	168,571

Transaction costs expensed 1	1,471,219	–	–

Other finance costs	90,750	–	–

Total finance costs	$8,618,794	$6,033,510	$3,217,500

1
Transaction costs include costs incurred associated with financing or equity transactions that are not otherwise netted against the debt or equity instrument. The majority of costs are associated with the USD brokered public offering (Note 19(a)), the 2021 Debentures (Note 14(b)), the Fiera term loan amendment (Note 12) and the ATB facility amendment (Note 13).